Shareholders' Deficit (Details Textual) - USD ($)					1 Months Ended									4 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Aug. 15, 2018	Jun. 12, 2018	Mar. 07, 2018	Jan. 02, 2018	Aug. 20, 2018	Jun. 30, 2018	Apr. 30, 2018	Apr. 25, 2018	Mar. 28, 2018	Jan. 22, 2018	Dec. 18, 2017	Jun. 30, 2016	Aug. 31, 2013	Apr. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 27, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Shareholders' Deficit (Textual)
Common shares issued for debt conversion, shares									136,894
Common shares issued for debt conversion, amount									$ 100,000
Common shares issued for cash, shares																		514,455	1,175,902
Common shares issued for cash, amount																		$ 437,500	$ 1,000,000
Proceeds from collection of subscription receivables																			$ 950,000
Common shares per share							$ 0.031							$ 0.031				$ 0.85	$ 0.85
Value of grant restricted stock award of common shares															$ 2,750,000
Stock-based compensation															3,786,484	$ 2,066,620		$ 6,712,752	$ 4,310,964
Accrued interest									$ 5,833
Stock-based professional fees															(80,417)
Prepaid expenses															$ 8,333
Exercise of stock options, shares												1,616,868		1,293,492	2,488,895
Exercise of stock options, value												$ 50,000		$ 40,000	$ 110,000				50,000
Common shares issued upon exercise of stock options												500,000		400,000	1,595,403
Reduced accrued compensation															$ 20,575
Recorded settlement expense															200,000
Increase decrease in accounts payable															207,693	77,222		99,542	(94,119)
Increase decrease in accrued expenses															1,389	615		79,153	(9,679)
Common share exercise compensation, shares																	750,000
Common share exercise compensation periodic payment																	$ 5,000
Employee credited towards options exercise															160,000			115,000	55,000
Option exercise price												$ 0.03					$ 0.31
Compensation expense															45,000	$ 45,000		60,000	$ 55,000
Total unrecognized compensation expense related to unvested common shares															$ 3,125,104			$ 7,298,141
Weighted average period															2 years
Description of options to acquire common stock															The exercise price of options granted under our 2018 Plan must at least be equal to the fair market value of the Company’s common stock on the date of grant and the term of an option may not exceed ten years, except that with respect to an incentive stock option granted to any employee who owns more than 10% of the voting power of all classes of the Company’s outstanding stock as of the grant date the term must not exceed five years and the exercise price must equal at least 110% of the fair market value on the grant date.
Modified certain outstanding stock options, description											The Company modified certain outstanding stock options that were previously granted in 2016 and 2015. The exercise price of the modified options was adjusted to $0.31. As a result, the Company modified the exercise price of 2,005,998 stock options that were granted in 2016 and 2015. This modification resulted in incremental stock compensation of $825,207 of which $532,248 was expensed in December 2017 for options that were vested at the modification date and as of December 31, 2017.
Consulting agreement [Member]
Shareholders' Deficit (Textual)
Common shares per share		$ 0.40	$ 0.85												$ 0.40
Issuance of common shares for services, shares		50,000	80,843												25,000
Issuance of common shares for services, amount		$ 20,000	$ 68,750												$ 10,000
Prepaid expenses															10,000
Subscription Agreement [Member]
Shareholders' Deficit (Textual)
Anti-dilution rights on common stock sales																			1,175,902	3,880,480	2,425,300
Subsequent investments based upon enterprise value																					$ 2,000,000
Common shares per share																			$ 0.85	$ 0.77
Settlement and release agreement [Member]
Shareholders' Deficit (Textual)
Common shares per share					$ 0.40
Common shares issued for settlement, shares					500,000
Common shares issued for settlement, value					$ 200,000
Recorded settlement expense					$ 200,000
Former CEO [Member]
Shareholders' Deficit (Textual)
Common shares issued for debt conversion, shares				12,694,893
Common shares issued for debt conversion, amount				$ 392,558
Common shares per share				$ 0.031
Fair value of conversion option of per share													$ 0.021
Stock-based compensation													$ 270,878
Vice president [Member] | Employment agreement [Member]
Shareholders' Deficit (Textual)
Common shares per share	$ 0.40
Shares of grant restricted stock award of common shares	500,000
Value of grant restricted stock award of common shares	$ 200,000
Stock-based compensation															25,000
Vesting date	Aug. 15, 2019
Vesting period	1 year
Total unrecognized compensation expense related to unvested common shares															$ 175,000
Esousa [Member] | Securities purchase agreement [Member]
Shareholders' Deficit (Textual)
Term										5 years
Purchase price per unit										$ 0.27
Six accredited investor | Subscription Agreement [Member]
Shareholders' Deficit (Textual)
Common shares per share							$ 0.40							$ 0.40
Common stock issued for merger, Shares							3,100,000
Common stock issued for merger, Value							$ 1,240,000
Vendor [Member]
Shareholders' Deficit (Textual)
Common shares per share							$ 0.85							0.85
Common shares issued for settlement, shares							315,957
Common shares issued for settlement, value							$ 268,694
Recorded settlement expense							153,779
Increase decrease in accounts payable							39,915
Increase decrease in accrued expenses							$ 75,000
Investor [Member]
Shareholders' Deficit (Textual)
Common shares per share							$ 0.85							0.85
Sale of common shares, shares							32,337
Sale of common shares, value							$ 27,500
Several employees [Member]
Shareholders' Deficit (Textual)
Granted options to purchase common shares																			2,789,334
Description of vesting terms																			Exercise prices ranging from $0.31 to $0.85 per share with vesting terms ranging from immediately vesting to 3 years.
Option, Assumptions used method																			Black-Scholes option pricing model
Risk-free interest rate																			1.46%
Expected dividend yield																			0.00%
Expected option term																			Expected option term of 5.75 years for the shares that vested immediately and 5.75 to 6.0 years for those with vesting terms using the simplified method.
Expected volatility																			79.00%
Aggregate grant date fair value of awards amount																			$ 5,150,361
Two employees [Member]
Shareholders' Deficit (Textual)
Granted options to purchase common shares																		4,000,000
Description of vesting terms																		Exercise prices ranging from $0.03 to $0.31 per common share with vesting terms ranging from immediately vesting to 3 years.
Option, Assumptions used method																		Black-Scholes option pricing model
Risk-free interest rate																		2.15%
Expected dividend yield																		0.00%
Expected option term																		Expected option terms ranging from 5.75 to 6.50 years using the simplified method.
Expected volatility																		79.00%
Aggregate grant date fair value of awards amount																		$ 9,583,020
Non-employees [Member]
Shareholders' Deficit (Textual)
Granted options to purchase common shares																		330,000
Description of vesting terms																		Exercise price of $0.85 per common share with vesting terms ranging from immediately vesting to 5 years to these consultants.
Option, Assumptions used method																		Black-Scholes option pricing model
Risk-free interest rate																		2.20%
Expected dividend yield																		0.00%
Expected option term																		Expected option term of 4.65 to 5.25 years using the simplified method.
Expected volatility																		79.00%
Aggregate grant date fair value of awards amount																		$ 591,452
2018 Long-term Incentive Plan [Member]
Shareholders' Deficit (Textual)
Vesting period															1 year
Aggregate shares of common stock issued without any minimum vesting period															25,000,000
Aggregate number of common stock issued under plan															50,000,000
Maximum number of common stock available in incentive stock options															50,000,000
Senior secured convertible note [Member] | Esousa [Member] | Securities purchase agreement [Member]
Shareholders' Deficit (Textual)
Warrants issued										293,123
Term										5 years
Purchase price per unit										$ 0.87
Restricted common shares [Member] | Employees [Member]
Shareholders' Deficit (Textual)
Common shares per share							$ 0.85							$ 0.85
Stock-based compensation															$ 973,957
Issuance of common shares for services, shares							3,233,732
Issuance of common shares for services, amount							$ 2,750,000
Non-vested shares forfeited						485,060
Vesting date							May 01, 2019
Vesting period							1 year
Total unrecognized compensation expense related to unvested common shares															$ 1,363,742
C-Bond Systems, LLC [Member]
Shareholders' Deficit (Textual)
Deemed issuance of common stock for reverse recapitalization, Shares								9,106,250
Deemed issuance of common stock for reverse recapitalization, Value								$ 187,401
Post-merger shares of common stock, value							$ 25,000	$ 25,000
Post-merger shares of common stock, shares							1,000,000	1,000,000